Share Capital (Schedule of issued and outstanding common shares) (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Aug. 05, 2020	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares	152,645,946		120,616,441	64,245,441
Share capital	$ 1,267,967		$ 1,023,788	$ 799,706
May 2021 at the market offering, net
Disclosure of classes of share capital [line items]
Number of shares	6,373,926
Share capital	$ 45,257
June 2020 at the market offering
Disclosure of classes of share capital [line items]
Number of shares	244,875	244,875	8,235,620
Share capital	$ 0		$ 33,263
May 2020 underwritten public offering
Disclosure of classes of share capital [line items]
Number of shares			15,985,000
Share capital			$ 43,495
April 2020 underwritten public offering
Disclosure of classes of share capital [line items]
Number of shares			14,950,000
Share capital			$ 22,928
January 2020 registered offering
Disclosure of classes of share capital [line items]
Number of shares			2,994,012
Share capital			$ 21,073
December 2019 registered offering
Disclosure of classes of share capital [line items]
Number of shares			3,742,516
Share capital			$ 25,229
December 2019 private placement
Disclosure of classes of share capital [line items]
Number of shares			9,331,250
Share capital			$ 72,005
Senior secured convertible, net
Disclosure of classes of share capital [line items]
Number of shares	4,602,241
Share capital	$ 29,540
Acquisition shares - Zenabis
Disclosure of classes of share capital [line items]
Number of shares	17,579,336
Share capital	$ 151,358
Transaction costs
Disclosure of classes of share capital [line items]
Number of shares	448,639
Share capital	$ 3,612
Exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares	2,146,931		1,103,469
Share capital	$ 9,932		$ 5,866
Exercise of stock options
Disclosure of classes of share capital [line items]
Number of shares	410,051		29,133
Share capital	$ 3,213		$ 223
Exercise of equity settled RSUs
Disclosure of classes of share capital [line items]
Number of shares	223,506
Share capital	$ 1,267